Pender Real Estate Credit Fund

Consolidated Schedule of Investments

September 30, 2024 (Unaudited)

		Coupon		Original
	Spread	Rate (%)	Maturity Date	Acquisition Date	Principal Amount	Cost	Fair Value
Private Debt - 111.7% (1),(2)
Directly Originated Loans - 0.0%
Retail - 0.0%
David Streeter	N/A	6.00	7/1/2026	5/21/2021	$40,183	$40,183	$40,284
Total Directly Originated Loans						40,183	40,284

Senior Mortgage Loans - 111.7%
Assisted Living - 2.9%
2601 Tandy ABL I Holdings, LLC(3),(4)	SOFR1M + 4.69%	10.00	4/1/2025	4/1/2023	11,630,000	11,336,435	11,103,835

Hospitality - 1.0%
2422 Ridgeway ABL I Holdings, LLC(3),(4)	TBILL1M + 6.69%	12.00	8/1/2025	5/1/2022	1,993,315	1,776,336	1,774,884
Wattsburg Hospitality, LLC(3),(4)	TBILL1M + 4.20%	9.00	4/1/2025	3/29/2023	1,950,000	1,903,447	1,908,322
						3,679,783	3,683,206
Industrial - 1.5%
100 Queensway St., LLC(4)	N/A	9.00	10/1/2024	12/22/2022	1,046,100	1,105,270	1,044,885
2528 Hondo Ave., LLC(3),(4)	SOFR1M + 4.42%	9.75	9/1/2025	8/30/2024	4,800,000	4,804,174	4,804,174
						5,909,444	5,849,059

Mixed Use - 12.6%
1810 Chestnut Street Development, LLC(3),(4)	TBILL1M + 8.17%	13.47	8/1/2025	8/2/2022	11,350,000	10,770,609	10,884,109
C & S Storage, LLC(3),(4)	SOFR1M + 2.88%	7.75	5/1/2025	3/31/2023	27,075,050	25,750,433	25,818,121
MBRV I, LLC & MBRV II, LLC(3),(4)	SOFR1M + 3.41%	8.75	10/1/2025	9/10/2024	5,100,000	4,592,642	4,592,642
The Elms MT, LLC(3),(4)	SOFR1M + 7.43%	12.74	5/1/2025	4/29/2024	7,200,000	6,488,103	6,470,103
						47,601,787	47,764,975
Mobile Home Park - 0.5%
WF Houston, LLC(4)	N/A	7.00	5/1/2025	4/27/2021	2,680,000	1,733,537	1,844,057

Multifamily - 79.6%
2233 Woburn St., LLC(3),(4)	TBILL1M + 3.50%	7.00	11/1/2024	10/26/2022	3,375,000	3,399,742	3,382,867
Atlanta 330, LLC(3),(4)	SOFR1M + 2.90%	8.25	9/1/2025	8/13/2024	32,500,000	27,708,387	27,708,387
Brazos Thread Owner 1, LLC(4)	N/A	8.00	7/1/2025	6/14/2023	11,075,000	10,260,149	10,287,837
Brazos Thread Owner 2, LLC(4)	N/A	8.00	7/1/2025	6/14/2023	10,250,000	9,528,032	9,553,657
Brazos Thread Owner 3, LLC(4)	N/A	8.00	7/1/2025	6/14/2023	20,200,000	19,194,133	19,244,633
Grandview Apartments 1002, LLC(3)	TBILL1M + 3.50%	8.50	3/1/2025	2/27/2023	4,000,000	4,000,000	4,010,000
KSA GP, LLC(3),(4)	TBILL1M + 4.00%	6.00	6/1/2025	5/4/2022	3,000,000	2,784,041	2,866,541
Lakeview 28, LLC(3),(4)	SOFR1M + 3.43%	8.75	9/1/2025	8/29/2024	2,800,000	2,776,870	2,776,870
Lebanon 10, LLC(3),(4)	SOFR1M + 2.38%	7.25	4/1/2025	3/31/2023	3,927,792	3,978,792	3,988,611
LNX Uptown, LLC(3),(4)	SOFR1M + 2.94%	8.25	6/1/2025	5/24/2024	25,500,000	15,923,625	15,987,375
Midwest 288, LLC(3),(4)	SOFR1M + 5.44%	10.75	10/1/2025	9/23/2024	15,300,000	13,531,214	13,531,214
MF Opp Fund I, LLC(4)	N/A	10.00	7/1/2025	6/14/2023	37,400,000	34,369,972	34,463,472
PDGL Trust, LLC(3),(4)	SOFR1M + 4.44%	9.75	6/1/2025	5/23/2024	14,000,000	12,733,299	12,768,299
Prosper GP LP, LLC(4)	N/A	10.00	12/31/2025	9/15/2023	23,400,000	22,770,446	22,828,946
Riverbend PEGP, LLC(4)	N/A	11.00	10/1/2024	10/6/2023	17,500,000	17,193,894	17,237,644
Sage Richmond, LLC(3),(4)	TBILL1M + 7.00%	12.30	1/1/2025	6/28/2022	3,800,000	3,881,445	3,845,145
Sandman 4 Apartments, LLC(3),(4)	SOFR1M + 3.93%	9.25	12/1/2024	11/16/2023	4,400,000	4,429,566	4,440,566
Somerset Apartments, LLC(3),(4)	TBILL1M + 2.00%	7.00	1/1/2025	12/8/2022	7,500,000	7,551,734	7,514,234
TMF Normandy Holdings, LLC(3),(4),(5)	TBILL1M + 6.40%	11.70	12/1/2024	11/16/2021	4,350,000	4,282,381	4,306,306
Wagner RE, LLC(3),(4)	SOFR1M + 4.41%	9.75	9/1/2025	8/13/2024	12,500,000	9,208,238	9,208,238
WAM Harvey, LLC(4)	N/A	13.00	4/1/2025	3/12/2024	26,000,000	25,532,049	25,597,049
Warrior Fund I, LLC(4)	N/A	12.00	8/1/2025	2/1/2024	34,500,000	33,243,631	33,329,881
Wesley GP, LLC(3),(4)	TBILL1M + 4.00%	6.00	1/1/2025	5/31/2022	8,350,000	8,107,927	8,308,327
Yakima 28, LLC(3),(4)	TBILL1M + 2.00%	7.00	12/1/2024	11/29/2022	4,060,000	4,088,823	4,068,523
						300,478,390	301,254,622
Office - 10.3%
5751 Kroger ABL I Holidings, LLC(3),(4)	SOFR1M + 4.69%	10.00	5/1/2025	4/1/2023	6,950,000	5,668,287	5,564,037
CP NJ Short Hills Pender, LLC(4)	N/A	12.00	2/1/2025	2/6/2024	34,400,000	33,612,454	33,612,454
						39,280,741	39,176,491
Retail - 3.3%
710 Route 38 ABL I Holdings, LLC(3),(4)	TBILL1M + 5.35%	11.00	12/1/2024	12/27/2022	12,950,000	12,684,022	12,672,947
Total Senior Mortgage Loans						422,704,139	423,349,192

Total Private Debt						422,744,322	423,389,476

Real Estate Owned - 0.9% (6)
Repossessed Property - 0.9%
Mixed Use - 0.9%
Theos Fedro Holdings, LLC	N/A	N/A	N/A	N/A	N/A	3,600,000	3,564,000

Total Real Estate Owned						3,600,000	3,564,000

Total Investments (Cost $426,344,322) - 112.6%							$426,953,476
Liabilities in excess of other assets (12.6%)							(47,888,526)
Net Assets - 100%							$379,064,950

LLC - Limited Liability Company
TBILL1M - One month term U.S. Treasury Bill
SOFR1M - One month term Secured Overnight Financing Rate

[1]	All Private Debt investments are restricted securities. The total fair value of these securities is $423,389,476, which represents 111.7% of total net assets of the Fund
[2]	All Private Debt investments are Level 3 securities fair valued using significant unobservable inputs.
[3]	Floating rate security.
[4]	A portion of this holding is subject to unfunded commitments.
[5]	In default for failure to make timely interest or principal repayments on debt.
[6]	All Real Estate Owned investments are Level 3 holdings fair valued using significant unobservable inputs.